Exhibit 99.1

World Omni Auto Receivables Trust 2014-A

Monthly Servicer Certificate

February 28, 2018

Dates Covered
Collections Period	02/01/18 - 02/28/18
Interest Accrual Period	02/15/18 - 03/14/18
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/18	93,912,447.08	11,894
Yield Supplement Overcollateralization Amount 01/31/18	704,699.08	0
Receivables Balance 01/31/18	94,617,146.16	11,894
Principal Payments	6,219,595.59	341
Defaulted Receivables	192,905.47	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/18	623,306.85	0
Pool Balance at 02/28/18	87,581,338.25	11,537

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	9.93%

Prepayment ABS Speed	1.11%

Overcollateralization Target Amount	8,686,977.62
Actual Overcollateralization	87,581,338.25

Weighted Average APR	3.83%
Weighted Average APR, Yield Adjusted	4.72%
Weighted Average Remaining Term	22.00

Delinquent Receivables:
Past Due 31-60 days	2,126,459.34	186
Past Due 61-90 days	559,078.23	52
Past Due 91-120 days	59,687.75	9
Past Due 121+ days	0.00	0
Total	2,745,225.32	247

Total 31+ Delinquent as % Ending Pool Balance	3.13%

Recoveries	169,059.80

Aggregate Net Losses/(Gains) - February 2018	23,845.67

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.30%
Prior Net Losses Ratio	0.41%
Second Prior Net Losses Ratio	0.68%
Third Prior Net Losses Ratio	0.81%
Four Month Average	0.55%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.45%

Flow of Funds	$ Amount

Collections	6,678,421.28
Advances	(4,759.83)
Investment Earnings on Cash Accounts	9,094.77
Reserve Fund Balance	2,171,744.40
Servicing Fee	(78,847.62)
Interest Rate Swap Receipt	0.00
Aggregate Purchase Amount	88,397,550.57
Transfer to Collection Account	0.00
Available Funds	97,173,203.57

Distributions of Available Funds
(1) Class A Interest	85,954.72
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	85,225,469.46
(7) Distribution to Certificateholders	11,835,064.39
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	97,173,203.57

Servicing Fee	78,847.62
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 02/15/18	85,225,469.46
Principal Paid	85,225,469.46
Note Balance @ 03/15/18	0.00

Class A-1
Note Balance @ 02/15/18	0.00
Principal Paid	0.00
Note Balance @ 03/15/18	0.00
Note Factor @ 03/15/18	0.0000000%

Class A-2
Note Balance @ 02/15/18	0.00
Principal Paid	0.00
Note Balance @ 03/15/18	0.00
Note Factor @ 03/15/18	0.0000000%

Class A-3
Note Balance @ 02/15/18	0.00
Principal Paid	0.00
Note Balance @ 03/15/18	0.00
Note Factor @ 03/15/18	0.0000000%

Class A-4
Note Balance @ 02/15/18	67,415,469.46
Principal Paid	67,415,469.46
Note Balance @ 03/15/18	0.00
Note Factor @ 03/15/18	0.0000000%

Class B
Note Balance @ 02/15/18	17,810,000.00
Principal Paid	17,810,000.00
Note Balance @ 03/15/18	0.00
Note Factor @ 03/15/18	0.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	112,669.72
Total Principal Paid	85,225,469.46
Total Paid	85,338,139.18

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.94000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.53000%
Interest Paid	85,954.72
Principal Paid	67,415,469.46
Total Paid to A-4 Holders	67,501,424.18

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	17,810,000.00
Total Paid to B Holders	17,836,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1326853
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	100.3656238
Total Distribution Amount	100.4983091

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.8398937
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	658.7401745
Total A-4 Distribution Amount	659.5800682

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,001.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/18	26,034.58
Balance as of 02/28/18	21,274.75
Change	(4,759.83)

Reserve Account
Balance as of 02/15/18	2,171,744.40
Investment Earnings	2,166.92
Investment Earnings Paid	(2,166.92)
Deposit/(Withdrawal)	(2,171,744.40)
Balance as of 03/15/18	0.00
Change	(2,171,744.40)

Required Reserve Amount	0.00